Borrowings - Schedule of Borrowings (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Borrowings [Line Items]
Current	$ 622,370	$ 1,728,190
Non current	641,436	769,795
Total	1,263,806	2,497,985
Vehicles Loans from Financial Institutions [Member]
Borrowings [Line Items]
Current	6,800	10,044
Total	6,800	10,044
Term Loan from Banks [Member]
Borrowings [Line Items]
Current	226,680	227,983
Non current	641,436	769,795
Total	868,116	997,778
secured Borrowings [Member]
Borrowings [Line Items]
Current	233,480	238,027
Non current	641,436	769,795
Total	874,915	1,007,822
Senior Convertible Debt [Member]
Borrowings [Line Items]
Current
Total
Loan from the Related Parties [Member]
Borrowings [Line Items]
Current	1,303	32,323
Total	1,303	32,323
Loan from Directors [Member]
Borrowings [Line Items]
Current	387,587	1,457,840
Total	$ 387,587	$ 1,457,840